Earnings per share (Details Narrative) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Diluted earnings per share related to long term incentive plan	747	368	47